Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues	$ 990	$ 2,850
Cost of revenues	589	1,959
Cost of revenues - amortization of intangible	386	386
Total cost of revenues	975	2,345
Gross profit	15	505
Research and development expenses, net	3,597	4,474
Sales and marketing expenses	1,749	2,871
General and administrative expenses	1,943	1,590
Operating loss	(7,274)	(8,430)
Finance income	130	7,317
Finance expense	3,195	1,551
Total comprehensive loss	$ (10,339)	$ (2,664)
Basic and diluted loss per share (USD) (after 1:50 reverse split effective June 29, 2020- see note 7)	$ (0.55)	$ (0.82)